Subsequent events (Details) - Schedule of aggregate amount of the total acquisition consideration	12 Months Ended
Dec. 31, 2020 USD ($) shares
Schedule of aggregate amount of the total acquisition consideration [Abstract]
Cash	$ 155,014
Fair value of 23,949 shares at $8.14 per share (in Shares) | shares	194,986
Future purchase consideration	$ 350,000
Total Consideration	$ 700,000